UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Hennessy Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 75.46%
	Automobiles - 5.90%
148,725	General Motors Corp.	$ 5,474,567

	Beverages - 0.09%
1,925	The Coca-Cola Co.	79,868

	Chemicals - 8.12%
158,525	E. I. du Pont de Nemours and Co.	7,539,449

	Diversified Financial Services - 14.92%
146,875	Citigroup, Inc.	7,204,219
177,975	J.P. Morgan Chase & Co.	6,643,807
		13,848,026

	Diversified Telcommunication Services - 15.05%
321,225	AT&T Corp.	6,164,308
298,925	SBC Communications, Inc.	7,102,458
19,700	Verizon Communications, Inc.	701,123
		13,967,889

	Industrial Conglomerates - 8.52%
218,950	General Electric Co.	7,910,663

	Oil & Gas - 9.30%
167,175	Exxon Mobil Corp.	8,626,230

	Pharmaceuticals - 4.64%
150,300	Merck & Co., Inc.	4,215,915
3,875	Pfizer, Inc.	93,620
		4,309,535
	Tobacco - 8.92%
129,700	Altria Group, Inc.	8,278,751

	Total Common Stocks (Cost $71,547,191)	70,034,978

Hennessy Total Return Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Principal
Amount			Value
		SHORT-TERM OBLIGATIONS - 59.36%
		U.S. Treasury Bills* - 58.00%
$ 18,000,000		1.9050%, 02/24/2005	$ 17,978,495
13,500,000		2.1400%, 03/24/2005	13,464,466
22,500,000		2.0708%, 04/21/2005	22,381,312
		Total U.S. Treasury Bills (Cost $53,839,273)	53,824,273
		Discount Notes - 1.34%
1,244,000		Federal Home Loan Bank Discount Note, 2.2300%, due 02/01/2005	1,244,000
		Total Discount Notes (Cost $1,244,000)	1,244,000
		Variable Rate Demand Notes# - 0.02%
7,372		American Family Financial Services, Inc., 2.1048%	7,372
7,393		Wisconsin Corporate Central Credit Union, 2.2200%	7,393
		Total Variable Rate Demand Notes (Cost $14,765)	14,765
		Total Short-Term Obligations (Cost $55,098,038)	55,083,038
		Total Investments - 134.82% (Cost $126,645,229)	125,118,016
		Other Liabilities and Assets, Net - (34.82%)	(32,313,868)
		NET ASSETS - 100%	$ 92,804,148

	*	Collateral or partial collateral for securities sold subject to repurchase.
	#	Variable rate demand notes are considered short-term obligations and
		are payable on demand. Interest rates changed periodically on specified
		dates. The rates listed are as of January 31, 2005.

Hennessy Balanced Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 49.85%
	Automobiles - 4.24%
24,675	General Motors Corp.	$ 908,287

	Beverages - 1.26%
6,500	The Coca-Cola Co.	269,685

	Chemicals - 5.62%
25,325	E.I. du Pont de Nemours & Co.	1,204,457

	Diversified Financial Services - 9.89%
22,500	Citigroup, Inc.	1,103,625
27,250	J.P. Morgan Chase & Co.	1,017,243
		2,120,868

	Diversified Telecommunication Services - 9.62%
26,800	AT&T Corp.	514,292
43,450	SBC Communications, Inc.	1,032,372
14,500	Verizon Communications, Inc.	516,055
		2,062,719

	Industrial Conglomerates - 5.36%
31,800	General Electric Co.	1,148,934

	Oil & Gas - 1.68%
7,000	Exxon Mobil Corp.	361,200

	Paper & Forest Products - 2.24%
12,300	International Paper Co.	481,545

	Pharmaceuticals - 3.74%
25,725	Merck & Co., Inc.	721,586
3,300	Pfizer, Inc.	79,728
		801,314
	Tobacco - 6.20%
20,825	Altria Group, Inc.	1,329,260

	Total Common Stocks (Cost $10,594,318)	10,688,269

Hennessy Balanced Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Principal
Amount			Value
		SHORT-TERM OBLIGATIONS - 50.01%
		U.S. Treasury Notes - 48.68%
$ 4,970,000		1.500%, 2/28/2005	$ 4,967,281
1,000,000		1.625%, 3/31/2005	998,789
250,000		1.625%, 4/30/2005	249,453
1,000,000		1.125%, 6/30/2005	993,945
650,000		1.500%, 7/31/2005	646,090
950,000		2.000%, 8/31/2005	945,658
800,000		1.625%, 9/30/2005	793,782
350,000		1.625%, 10/31/2005	346,856
500,000		1.875%, 11/30/2005	495,859
		Total U.S. Treasury Notes (Cost $10,456,426)	10,437,713
		Discount Notes - 1.29%
276,000		Federal Home Loan Bank Discount Note, 2.2300%, due 02/01/2005	276,000
		Total Discount Notes (Cost $276,000)	276,000
		Variable Rate Demand Notes# - 0.04%
3,360		American Family Financial Services, Inc., 2.1048%	3,360
4,370		Wisconsin Corporate Central Credit Union, 2.2200%	4,370
		Total Variable Rate Demand Notes (Cost $7,730)	7,730
		Total Short-Term Obligations (Cost $10,740,156)	10,721,443
		Total Investments - 99.86% (Cost $21,344,474)	21,409,712
		Other Assets and Liabilities, Net - 0.14%	30,337
		NET ASSETS - 100%	$ 21,440,049

	#	Variable rate demand notes are considered short-term obligations and are
		payable on demand. Interest rates change periodically on specified dates.
		The rates listed are as of January 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title)  /s/ Neil J. Hennessy______
Neil J. Hennessy, President

Date ___3/22/05_ ____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Neil J. Hennessy_______
Neil J. Hennessy, President (Principal Executive Officer)

Date _____3/22/05___

By (Signature and Title)* /s/ Teresa M. Nilsen______
Teresa M. Nilsen, Executive Vice President and Treasurer
(Principal Financial Officer)

Date _____3/22/05___
Print the name and title of each signing officer under his or her signature.